Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Shareholders' Equity
Unrealized net holding gains on available-for-sale securities arising during the period, income tax effects	$ 796,357	$ 267,196	$ 178,299
Reclassification adjustment, income tax effects	2,241		32,337
Net proceeds from issuing of preferred stock, shares			3,150
Net proceeds from issuing of preferred stock, issuance costs			$ 23,785
Declaration of stock, dividend (as a percent)	5.00%	5.00%	5.00%